Marketable Securities	12 Months Ended
Dec. 31, 2025
Marketable Securities
Marketable Securities
5.	Marketable Securities

In $000s
Balance, December 31, 2023	$1,554
Sold	(38)
Realized gain	21
Unrealized loss	(588)
Balance, December 31, 2024	$949
Purchased	11,500
Acquired from sale of exploration and evaluation assets	4,560
Sold	(979)
Realized gain	30
Unrealized gain	13,607
Balance, December 31, 2025	$29,667

T

In February 2025, the Company sold one of its exploration properties, the Sofia Property, to TDG Gold Corp. (“TDG”) for 8,000,000 common shares of TDG (Note 7). The Company also acquired 15,000,000 common shares of TDG for $7,500,000.

On July 14, 2025, the Company acquired 6,666,667 common shares of TDG for $4,000,000.